SEC Registration Nos.
811-6525 and 33-44968


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933


                      Post-Effective Amendment No. 17 XX

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 17 XX

                         Calvert Municipal Fund, Inc.
              (Exact Name of Registrant as Specified in Charter)

                            4550 Montgomery Avenue
                                 Suite 1000N
                           Bethesda, Maryland 20814
                   (Address of Principal Executive Offices)

                        Registrant's Telephone Number:
                                (301) 951-4881

                          William M. Tartikoff, Esq.
                            4550 Montgomery Avenue
                                 Suite 1000N
                           Bethesda, Maryland 20814
                   (Name and Address of Agent for Service)


It is proposed that this filing will become effective

__ Immediately upon filing                  XX on April 30, 1999
pursuant to paragraph (b)                   pursuant to paragraph (b)

__ 60 days after filing                     __ on (date)
pursuant to paragraph (a)                   pursuant to paragraph (a)

of Rule 485.

                         CALVERT MUNICIPAL FUND, INC.
                 CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
                CALVERT CALIFORNIA MUNICIPAL INTERMEDIATE FUND
                 CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
                 CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND
                                  PROSPECTUS
                                April 30, 1999

About the Funds
2        Investment objective, strategy, past performance
8        Fees and Expenses
9        Principal Investment Practices and Risks

About Your Investment
14       Calvert Group and the Portfolio Management Team
14       Advisory Fees
15       How to Buy Shares
15       Getting Started
16       Distribution and Service Fees
16       Account Application
17       Important - How Shares are Priced
17       When Your Account Will be Credited
18       Other Calvert Group Features
         (Exchanges, Minimum Account Balance, etc.)
20       Dividends, Capital Gains and Taxes
22       How to Sell Shares
24       Financial Highlights
28       Exhibit A- Reduced Sales Charges
30       Exhibit B- Service Fees and
         Other Arrangements with Dealers

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Objectives
Calvert National Municipal Intermediate Fund ("National") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and certain quality and maturity characteristics.

Calvert California, Maryland and Virginia Municipal Intermediate Funds (the "State Funds") seek to earn the highest level of interest income exempt from federal and specific state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of each Fund.

Principal investment strategies

National and the State Funds ("each Fund" or "the Funds") are each nondiversified mutual funds. Each Fund typically invests at least 65% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality within their rating category that are attractively priced. This may include investments with unusual features or privately placed issues, that are not widely followed in the fixed income marketplace. The average dollar-weighted maturity will be between 3 and 10 years.

Types of investments
The Fund invests in tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, municipal leases, certificates of participation in such investments. The obligations may be structured as variable rate or adjustable rate obligations and are often supported by a third party letter of credit.

Under normal market conditions, each Fund will invest at least 65% of its total assets in municipal obligations whose interest is exempt from federal, and, if a State Fund, that specific state's income tax. The Fund will also attempt to invest the remaining 35% of its total assets in such obligations, but may invest it in municipal obligations of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions or in short-term taxable money market-type instruments. Dividends paid by the State Funds which are derived from interest attributable to state municipal obligations will be exempt from federal and that specific state's personal income taxes. Dividends derived from interest on tax-exempt obligations of other governmental issuers will be exempt from federal income tax, but may be subject to state income taxes. The interest of certain obligations may be subject to the federal alternative minimum tax.

The Funds may purchase unrated securities, so long as the Advisor determines they are of comparable credit quality. Unrated securities may be less liquid than those that are rated.

Principal risks
You could lose money on your investment in the Funds, or the Funds could underperform, most likely for any of the following reasons:

o        The bond market goes down
o        The individual bonds in the Funds do not perform as well as expected
o        The Advisor's forecast as to interest rates is not correct
o The Advisor's allocation among different sectors of the bond market does not perform as well as expected
o Because the State Funds invest primarily in California, Maryland, and Virginia municipal obligations, respectively, the economy and political climate in those states will have a great impact on the State Funds
o The Funds are non-diversified. Compared to other funds, the Funds may invest more of its assets in a smaller number of bonds. Gains or losses on a single bond may have greater impact on the Funds.

An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Charts

The bar charts and tables below show each Fund's annual returns and its long-term performance. The chart shows how the performance of the shares has varied from year to year. The table compares each Fund's performance over time to that of the Lehman Municipal 10 year Bond Index TR. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Other States Municipal Debt Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. Past performance does not necessarily indicate how any Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

National
Year-by-Year Total Return (at NAV)

Bar Chart
1993       9.47%    1996       4.32%
1994      -1.18%    1997       7.11%
1995      13.64%    1998       5.46%

Best Quarter (of periods shown)     Q1 '95    5.19%
Worst Quarter (of periods shown)    Q1 '94   -2.40%

Average Annual Total Returns (as of 12-31-98)
(with maximum sales charge deducted)

                                        1 year     5 years    Since Inception
National                                2.52%      5.10%      5.80%
(inception 9/30/92)
Lehman Municipal Bond 10 year
     Index TR                           6.11%      6.22%      7.31%
Lipper Intermediate Municipal Debt
     Funds Index                        5.62%      5.13%      5.95%

California
Year-by-Year Total Return (at NAV)

Bar Chart
1993       8.88%    1996       4.04%
1994      -2.57%    1997       6.61%
1995      11.95%    1998       5.51%

Best Quarter (of periods shown)     Q1 '95    4.64%
Worst Quarter (of periods shown)    Q1 '94   -2.87%

Average Annual Total Returns (as of 12-31-98)
(with maximum sales charge deducted)

                                        1 year     5 years    Since Inception
California                              2.61%      4.34%      5.46%
(inception 5/29/92)
Lehman Municipal Bond 10 year
     Index TR                           6.11%      6.22%      7.68%
Lipper California Intermediate Municipal
     Debt Funds Average                 5.33%      5.43%      7.02%

The month end date of 5/31/92 is used for comparison purposes only, actual inception is 5/29/92

Maryland
Year-by-Year Total Return (at NAV)

Bar Chart
1994      -2.94%    1997       7.68%
1995      13.66%    1998       4.88%
1996       3.96%

Best Quarter (of periods shown)     Q1 '95    5.40%
Worst Quarter (of periods shown)    Q1 '94   -3.51%

Average Annual Total Returns (as of 12-31-98)
(with maximum sales charge deducted)

                                        1 year     5 years    Since Inception
Maryland                                1.93%      4.65%      4.79%
(inception 9/30/93)
Lehman Municipal Bond 10 year
     Index TR                           6.11%      6.22%      6.21%
Lipper Other States Municipal Debt
     Funds Average                      5.08%      4.72%      4.69%

Virginia
Year-by-Year Total Return (at NAV)

Bar Chart
1994      -2.04%    1997       6.71%
1995      13.78%    1998       4.88%
1996       3.82%

Best Quarter (of periods shown)     Q1 '95    5.80%
Worst Quarter (of periods shown)    Q1 '94   -2.95%

Average Annual Total Returns (as of 12-31-98)
(with maximum sales charge deducted)

                                        1 year     5 years    Since Inception
Virginia                                1.94%      4.65%      4.84%
(inception 10/1/93)
Lehman Municipal Bond 10 year
     Index TR                           6.11%      6.22%      6.21%
Lipper Other States Municipal Debt
     Funds Average                      5.05%      4.61%      4.69%

FEES AND EXPENSES

Shareholder Fees
(fees paid directly from your investment)
                                                     National

Maximum sales charge (load)                          2.75%
     imposed on purchases
     (as a percentage of offering price)
Maximum deferred sales charge (load)                 None1
     (as a percentage of purchase or redemption proceeds, whichever is lower)

Annual fund operating expenses
(expenses that are deducted from Fund assets)

Management fees                                      0.70%
Distribution and service (12b-1) fees                0.00%
Other expenses2                                      0.29%
Total annual fund operating expenses                 0.99%

Shareholder Fees
(fees paid directly from your investment)
                                                     California

Maximum sales charge (load)                          2.75%
     imposed on purchases
     (as a percentage of offering price)
Maximum deferred sales charge (load)                 None1
     (as a percentage of purchase or redemption proceeds, whichever is lower)

Annual fund operating expenses
(expenses that are deducted from Fund assets)

Management fees                                      0.70%
Distribution and service (12b-1) fees                0.00%
Other expenses2                                      0.22%
Total annual fund operating expenses                 0.92%

Shareholder Fees
(fees paid directly from your investment)
                                                     Maryland

Maximum sales charge (load)                          2.75%
     imposed on purchases
     (as a percentage of offering price)
Maximum deferred sales charge (load)                 None1
     (as a percentage of purchase or redemption proceeds, whichever is lower)

Annual fund operating expenses
(expenses that are deducted from Fund assets)

Management fees                                      0.70%
Distribution and service (12b-1) fees                0.00%
Other expenses2                                      0.29%
Total annual fund operating expenses                 0.99%

Shareholder Fees
(fees paid directly from your investment)
                                                     Virginia

Maximum sales charge (load)                          2.75%
     imposed on purchases
     (as a percentage of offering price)
Maximum deferred sales charge (load)                 None1
     (as a percentage of purchase or redemption proceeds, whichever is lower)

Annual fund operating expenses
(expenses that are deducted from Fund assets)

Management fees                                      0.70%
Distribution and service (12b-1) fees                0.00%
Other expenses2                                      0.29%
Total annual fund operating expenses                 0.99%

Explanation of Fees and Expenses Table

1 Purchases of shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 1.0% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares)
2 Expenses have been restated to reflect expenses expected to be incurred in 1999.

Annual Fund Operating Expenses
Expenses are based on expenses for each Fund's most recent fiscal year, unless otherwise indicated. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in those Funds with such fees may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:
You invest $10,000 in a Fund for the time periods indicated;
Your investment has a 5% return each year; and The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                      Number of Years Investment is Held
Fund                  1 year        3 years      5 years      10 years
National              $373          $582         $807         $1,455
California            $366          $560         $770         $1,375
Maryland              $373          $582         $807         $1,455
Virginia              $373          $582         $807         $1,455

Principal Investment Practices and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized in the earlier summary along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks.) Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table
@        Fund currently uses
0        Permitted, but not typically used
(% of assets allowable, if restricted)
--       Not permitted
xN       Allowed up to x% of fund's net assets
xT       Allowed up to x% of Fund's total assets
NA       Not applicable to this type of fund

                                          Nat'l.   CA       MD       VA
------------------------------------------ -------- -------- -------- -------
Conventional Securities:

Investment grade bonds. Bonds rated        @        @        @        @
BBB/Baa or higher or comparable unrated
bonds. Risks: Interest Rate, Market ,
Credit and Information.
------------------------------------------ -------- -------- -------- -------

------------------------------------------ -------- -------- -------- -------
Below-investment grade bonds. Bonds        @        @        @        @
rated below BBB/Baa or comparable          35N      35N      35N      35N
unrated bonds, also known as high-yield
bonds. They are subject to greater
credit risk than investment grade bonds.
Risks: Credit, Market, Interest Rate,
Liquidity and Information.
------------------------------------------ -------- -------- -------- -------

------------------------------------------ -------- -------- -------- -------
Unrated debt securities. Bonds that have   @        @        @        @
not been rated by a recognized rating
agency; the Advisor has determined the
credit quality based on its own
research. Risks: Credit, Market,
Interest Rate, Liquidity and
Information.
------------------------------------------ -------- -------- -------- -------

------------------------------------------ -------- -------- -------- -------
Illiquid securities. Securities which      15N      15N      15N      15N
cannot be readily sold because there is
no active market. Risks: Liquidity,
Market and Transaction.
------------------------------------------ -------- -------- -------- -------

Unleveraged derivative securities
------------------------------------------ -------- -------- -------- -------
Asset-backed securities. Securities are    @        @        @        @
issued by a special purpose entity and
are backed by fixed-income or other
interest bearing assets.  Risks: Credit,
Interest Rate and Liquidity.
------------------------------------------ -------- -------- -------- -------

------------------------------------------ -------- -------- -------- -------
Mortgage-backed securities (typically,
single-family mortgage bonds).             @        @        @        @
Securities are backed by pools of
mortgages, including passthrough
certificates.  Risks: Credit, Extension,
Prepayment, Liquidity and Interest Rate.
------------------------------------------ -------- -------- -------- -------

Leveraged derivative instruments
------------------------------------------ -------- -------- -------- -------
Options on securities and indices.         5T       5T       5T       5T
Contracts giving the holder the right
but not the obligation to purchase or
sell a security (or the cash value, in
the case of an option on an index) at a
specified price within a specified time.
Any options written by the Fund must be
"covered". The limitation is based on
net premium payments. Risks: Interest
Rate, Market, Leverage, Correlation,
Liquidity, Credit and Opportunity.
------------------------------------------ -------- -------- -------- -------

------------------------------------------ -------- -------- -------- -------
Futures contract. Agreement to buy or      5N       5N       5N       5N
sell a specific amount of a commodity or
financial instrument at a particular
price on a specific future date. Risks:
Interest Rate, Market, Leverage,
Correlation, Liquidity and Opportunity.
------------------------------------------ -------- -------- -------- -------

------------------------------------------ -------- -------- -------- -------
Structured securities. Inverse floating    @        @        @        @
rate municipal notes and bonds.  These
securities tend to be highly sensitive
to interest rate movements.  Risks:
Credit, Interest Rate, Market, Leverage,
Liquidity and Correlation.
------------------------------------------ -------- -------- -------- -------

------------------------------------------ -------- -------- -------- -------
Temporary Defensive Positions.             @        @        @        @
During adverse market, economic or
political conditions, the Fund may
depart from its principal investment
strategies by increasing its investment
in U.S. government securities and other
short-term interest-bearing securities.
During times of any temporary defensive
positions, a Fund may not be able to
achieve its investment objective Risks:
Opportunity.
------------------------------------------ -------- -------- -------- -------

The Funds have additional investment policies and restrictions that are not principal to their investment strategies (for example, repurchase agreements, borrowing, pledging, and securities lending, and when-issued securities.) These policies and restrictions are discussed in the SAI.

Correlation risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Extension risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk
This means that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk
This means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

About Calvert Group
Calvert Asset Management Company, Inc. (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("CAMCO") is the Funds' investment advisor and provides day-to-day investment management services to the Funds. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds. As of December 31, 1998, CAMCO had $6 billion in assets under management.

CAMCO uses a team approach to its management of the Fund. Since inception, investment selections for the Fund have been made by Reno J. Martini and Daniel K. Hayes. Mr. Martini, Senior Vice President and Chief Investment Officer of CAMCO, oversees the investment management of all Calvert Funds for CAMCO. Mr. Martini has over 18 years of experience in evaluating and purchasing municipal securities and has been the head of CAMCO's asset management team since 1985. Mr. Hayes serves as head of Portfolio Research and has been a portfolio manager for CAMCO since 1984. He is a Vice President of CAMCO, and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc.

Advisory Fees

The aggregate annual advisory fee paid to CAMCO by the Funds for the most recent fiscal year as a percentage of each Fund's average daily net assets was 0.60%.

A Word About the Year 2000 (Y2K) and Our Computer Systems

Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Funds. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Funds, the Advisor, the underwriter, transfer agent and custodian have advised the Funds that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com.

HOW TO BUY SHARES

Getting Started - Before You Open an Account
You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gift/Transfer to Minor Accounts, and several other types of accounts.

Sales Charges
Each Fund has a front-end sales charge. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" means the net asset value plus the front-end sales charge. If you invest more, the sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000,3 then the sales charge is reduced to 2.25%.

Your investment                           Sales Charge %      % of Amt.
in shares                                 of offering price   invested
Less than $50,000                         2.75%               2.83%
$50,000 but less than $100,000            2.25%               2.30%
$100,000 but less than $250,000           1.75%               1.78%
$250,000 but less than $500,000           1.25%               1.27%
$500,000 but less than $1,000,000         1.00%               1.01%
$1,000,000 and over                       None*               None*

3 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase of shares.

* Purchases of shares at net asset value for accounts with $1,000,000 or more are subject to a one year contingent deferred sales charge ("CDSC") of 1.00%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

Distribution and Service Fees
The Funds have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

The maximum annual percentage payable under each Fund's distribution plan totals 0.25%, based on average daily net assets of each Fund.

Next Step - Account Application

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your broker or our shareholder services department at 800-368-2748.

Minimum To Open an Account                  Minimum additional
$2,000                                      investments -$250

Please make your check payable
to the Fund and mail it to:
              New Accounts                  Subsequent Investments
              (include application)         (include investment slip)
              Calvert Group                 Calvert Group
              P.O. Box 419544               P.O. Box 419739
              Kansas, City MO               Kansas City, MO
              64141-6544                    64141-6739

By Registered,                 Calvert Group
Certified, or                  c/o NFDS,
Overnight Mail                 330 West 9th St.
                               Kansas City, MO 64105-1807

At the Calvert Office          Visit the Calvert Office to make
                               investments by check. See the back
                               cover page for the address.

Important - How Shares are Priced
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be made because the post offices and banks are closed.

When Your Account Will Be Credited
Before you buy shares, please read the following information to make sure your investment is credited properly and in a timely manner.

o Your purchase will be processed at the NAV next calculated after your order is received.
o        All of your purchases must be made in US dollars.
o        No cash will be accepted.
o        No credit card or credit loan checks will be accepted.
o Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.
o As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt.

o Any check purchase received without an investment slip may cause delayed crediting.
o If your check does not clear your bank, your purchase will be canceled and you will be charged a $10 fee plus any costs incurred.
o All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/100th of a share).

Earning Dividends
If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT GROUP FEATURES

CALVERT INFORMATION NETWORK
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvertgroup.com
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

ACCOUNT SERVICES
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

CALVERT MONEY CONTROLLER
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

TELEPHONE TRANSACTIONS
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Shareholders (and those managing multiple accounts) who make two purchases and two redemptions of shares of the same Fund during any six-month period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Fund, and does not apply to trades solely between money market funds.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

COMBINED GENERAL MAILINGS (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

MINIMUM ACCOUNT BALANCE
Please maintain a balance in each of your accounts of at least $1,000. If the balance in any of your accounts falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum amount within 30 days.

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund pays dividends from its net investment income monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.

Dividend Payment Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend
At the time of purchase, the share price may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes
Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short term capital gain are taxable to you as ordinary income. If the Fund makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Fund. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations. Each Fund may invest in and derive income from taxable short-term money market investments, for liquidity purposes or pending investment of the new assets (20% for National and California, 35% for Maryland and Virginia). Interest earned from taxable investments will be taxable as ordinary income.

If any taxable income or gains are paid, in January, your Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, your Fund will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information - State Funds Only
Dividends derived from interest on specific state or local obligations are exempt from that state's personal income tax, as are dividends from obligations issued by certain territories, such as Puerto Rico. Your State Fund will advise you each January of the percent of dividends qualifying for this exemption. You should consult your tax advisor with regard to how certain dividends affect you.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day each Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the NAV next calculated after your redemption request is received and accepted (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be made because the post offices and banks are closed.

The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - Call 800.368.2745
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests
Calvert Group, P.O. Box 419544, Kansas City, MO 64141-6544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Shares subject to the one-year CDSC which are redeemed by Systematic Check Redemption will be charged the CDSC.

Corporations and Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as
Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert Group and may charge you for services provided.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Information reflects financial results for a single share, by Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request.

NATIONAL
                                             Years Ended
                            December 31,      December 31,     December 31,
                                    1998              1997             1996
Net asset value, beginning        $10.79            $10.56           $10.62
Income from investment operations
     Net investment income           .45               .50              .50
     Net realized and unrealized
         gain (loss)                 .13               .23            (.06)

Total from investment operations     .58               .73              .44
Distributions from
     Net investment income         (.46)             (.50)            (.50)
     Net realized gains            (.09)                --               --

Total distributions                (.55)             (.50)            (.50)
Total increase (decrease) in
     net asset value                 .03               .23            (.06)
Net asset value, ending           $10.82            $10.79           $10.56

Total return *                     5.46%             7.11%            4.32%
Ratios to average net assets:
     Net investment income         4.17%             4.71%            4.83%
     Total expenses +               .97%              .97%            1.04%
     Net expenses                   .94%              .94%            1.01%
Portfolio turnover                   44%               29%              23%
Net assets, ending
     (in thousands)              $71,065           $48,933          $45,612
Number of shares outstanding,
     ending (in thousands)         6,570             4,535            4,319

                                                     Years Ended
                                              December 31,     December 31,
                                                      1995             1994
Net asset value, beginning                           $9.81           $10.42
Income from investment operations
     Net investment income                             .51              .50
     Net realized and unrealized gain (loss)           .80            (.62)

Total from investment operations                      1.31            (.12)
Distributions from
     Net investment income                           (.50)            (.49)
     Net realized gains                                 --               --

Total distributions                                  (.50)            (.49)
Total increase (decrease) in net asset value           .81            (.61)
Net asset value, ending                             $10.62            $9.81

Total return *                                      13.64%          (1.18%)
Ratios to average net assets:
     Net investment income                           4.97%            4.88%
     Total expenses +                                 .96%               --
     Net expenses                                     .94%             .69%
     Expenses reimbursed                                --             .32%
Portfolio turnover                                     57%             122%
Net assets, ending (in thousands)                  $40,146          $36,159
Number of shares outstanding,
     ending (in thousands)                           3,780            3,686

CALIFORNIA
                                             Years Ended
                            December 31,      December 31,     December 31,
                                    1998              1997             1996
Net asset value, beginning        $10.63            $10.44           $10.51
Income from investment operations
     Net investment income           .45               .49              .48
     Net realized and unrealized
         gain (loss)                 .12               .18            (.07)

Total from investment operations     .57               .67              .41
Distributions from
     Net investment income         (.46)             (.48)            (.48)
Total increase (decrease) in
     net asset value                 .11               .19            (.07)
Net asset value, ending           $10.74            $10.63           $10.44

Total return *                     5.51%             6.61%            4.04%
Ratios to average net assets:
     Net investment income         4.23%             4.64%            4.59%
     Total expenses +               .90%              .91%             .97%
     Net expenses                   .88%              .88%             .94%
Portfolio turnover                   12%               48%              25%
Net assets, ending
     (in thousands)              $36,963           $35,085          $35,693
Number of shares outstanding,
     ending (in thousands)         3,442             3,300            3,419

                                                      Years Ended
                                              December 31,     December 31,
                                                      1995             1994
Net asset value, beginning                           $9.81           $10.56
Income from investment operations
     Net investment income                             .47              .48
     Net realized and unrealized gain (loss)           .69            (.76)

Total from investment operations                      1.16            (.28)
Distributions from
     Net investment income                           (.46)            (.47)
     Net realized gains                                 --               --
     Total distributions                             (.46)            (.47)
Total increase (decrease) in net asset value           .70            (.75)
Net asset value, ending                             $10.51            $9.81

Total return *                                      12.07%          (2.57%)
Ratios to average net assets:
     Net investment income                           4.59%            4.67%
     Total expenses +                                 .91%               --
     Net expenses                                     .89%             .76%
     Expenses reimbursed                                --             .13%
Portfolio turnover                                     47%              68%
Net assets, ending (in thousands)                  $34,424          $34,111
Number of shares outstanding,
     ending (in thousands)                           3,276            3,476

MARYLAND
                                             Years Ended
                            December 31,      December 31,     December 31,
                                    1998              1997             1996
Net asset value, beginning         $5.18             $5.03            $5.06
Income from investment operations
     Net investment income           .21               .23              .23
     Net realized and unrealized
         gain (loss)                 .04               .15            (.04)

Total from investment operations     .25               .38              .19
Distributions from
     Net investment income         (.22)             (.23)            (.22)
Total increase (decrease) in
     net asset value                 .03               .15            (.03)
Net asset value, ending            $5.21             $5.18            $5.03

Total return *                     4.88%             7.68%            3.96%
Ratios to average net assets:
     Net investment income         4.13%             4.48%            4.59%
     Total expenses +               .97%              .99%            1.00%
     Net expenses                   .93%              .92%             .94%
     Expenses reimbursed              --                --             .04%
Portfolio turnover                   24%               13%               8%
Net assets, ending
     (in thousands)              $12,165           $12,437          $12,023
Number of shares outstanding,
     ending (in thousands)         2,336             2,400            2,338

                                                     Years Ended
                                              December 31,     December 31,
                                                      1995             1994
Net asset value, beginning                           $4.67            $5.05
Income from investment operations
     Net investment income                             .24              .24
     Net realized and unrealized gain (loss)           .39            (.39)

Total from investment operations                       .63            (.15)
Distributions from
     Net investment income                           (.24)            (.23)
Total increase (decrease) in net asset value           .39            (.38)
Net asset value, ending                              $5.06            $4.67

Total return *                                      13.66%          (2.94%)
Ratios to average net assets:
     Net investment income                           4.87%            5.01%
     Total expenses +                                 .51%               --
     Net expenses                                     .48%             .17%
     Expenses reimbursed                              .43%             .86%
Portfolio turnover                                     11%              77%
Net assets, ending (in thousands)                   $9,411           $7,429
Number of shares outstanding,
     ending (in thousands)                           1,860            1,589

VIRGINIA

                                              Periods Ended
                            December 31,      December 31,     December 31,
                                    1998              1997             1996
Net asset value, beginning         $5.21             $5.10            $5.13
Income from investment operations
     Net investment income           .21               .22              .22
     Net realized and unrealized
         gain (loss)                 .04               .11            (.03)

Total from investment operations     .25               .33              .19
Distributions from
     Net investment income         (.21)             (.22)            (.22)
Total increase (decrease) in
     net asset value                 .04               .11            (.03)
Net asset value, ending            $5.25             $5.21            $5.10

Total return*                      4.88%             6.71%            3.82%
Ratios to average net assets:
     Net investment income         4.03%             4.38%            4.35%
     Total expenses +               .97%              .96%            1.00%
     Net expenses                   .93%              .88%             .92%
     Expenses reimbursed              --                --             .03%
Portfolio turnover                   36%                8%               4%
Net assets, ending
     (in thousands)              $14,439           $13,542          $12,618
Number of shares outstanding,
     ending (in thousands)         2,748             2,602            2,475

                                                     Years Ended
                                              December 31,     December 31,
                                                      1995             1994
Net asset value, beginning                           $4.74            $5.06
Income from investment operations
     Net investment income                             .24              .23
     Net realized and unrealized gain (loss)           .39            (.32)

Total from investment operations                       .63            (.09)
Distributions from
     Net investment income                           (.24)            (.23)
Total increase (decrease) in net asset value           .39            (.32)
Net asset value, ending                              $5.13            $4.74

Total return*                                       13.54%          (2.04%)
Ratios to average net assets:
     Net investment income                           4.86%            4.87%
     Total expenses +                                 .54%               --
     Net expenses                                     .51%             .19%
     Expenses reimbursed                              .38%             .86%
Portfolio turnover                                     11%             65%%
Net assets, ending (in thousands)                   $7,295           $5,866
Number of shares outstanding,
     ending (in thousands)                           1,423            1,239

*        Total return does not reflect deduction of front-end sales charge.
+        Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.

EXHIBIT A
REDUCED SALES CHARGES

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights of Accumulation can be applied to several accounts
Sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group* upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

     Footnote:
     * A "qualified group" is one which:
     has been in existence for more than six months, and has a purpose other than acquiring shares at a discount, and satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

     A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Letter of Intent
If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market portfolio purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other Circumstances
There is no sales charge on shares of any Fund of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution,
(v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Group Funds You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases made at NAV
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Group Fund at no additional sales charge.

Reinstatement Privilege
If you redeem shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

EXHIBIT B
Service Fees and Arrangements with Dealers

Calvert Distributors, Inc., the Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price) when you purchase shares of non-money market portfolios. CDI also pays dealers an ongoing service fee while you own shares of a Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment.

                      Maximum Commission/Service Fees

National              2.25%/0.15%
California            2.25%/0.15%
Maryland              2.25%/0.15%
Virginia              2.25%/0.15%

Occasionally, CDI may reallow to dealers the full front-end sales charge. CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. CAMCO, CDI, or their affiliates may pay certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. Payments may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees. CDI pays dealers a finder's fee on shares purchased at NAV in accounts with $1 million or more. The finder's fee is 1% of the NAV purchase amount on the first $2 million, .80% on $2 to $3 million, .50% on $3 to $50 million, .25% on $50 to $100 million, and .15% over $100 million. If a finder's fee is paid, then the service fee begins in the 13th month after purchase. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:
800-368-2748

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Group Web-Site
Address: http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Outside Back Cover Page

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:

Calvert Group
4550 Montgomery Ave, Suite 1000N
Bethesda, Md. 20814

Telephone: 1-800-368-2745

Calvert Group Web-Site
Address: http://www.calvertgroup.com

You can review the Funds' reports and SAIs at the public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No.: 811-6525 (Calvert Municipal Fund, Inc.)

STATEMENT OF ADDITIONAL INFORMATION - April 30, 1999

Calvert Municipal Fund, Inc.
Calvert National Municipal Intermediate Fund
Calvert California Municipal Intermediate Fund
Calvert Maryland Municipal Intermediate Fund
Calvert Virginia Municipal Intermediate Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

     TABLE OF CONTENTS

     Investment Policies and Risks                           2
     Investment Restrictions                                 7
     Purchases and Redemptions of Shares                     8
     Dividends and Distributions                             9
     Tax Matters                                             9
     Valuation of Shares                                    10
     Calculation of Yield and Total Return                  10
     Advertising                                            12
     Directors and Officers                                 12
     Investment Advisor                                     15
     Administrative Services                                16
     Method of Distribution                                 16
     Transfer and Shareholder Servicing Agent               17
     Independent Accountants and Custodians                 17
     Portfolio Transactions                                 18
     General Information                                    18
     Control Persons and Principal Holders of Securities    19
     Appendix                                               19

New Account Information
         (800) 368-2748
         (301) 951-4820

Shareholder Services
         (800) 368-2745

Broker Services
         (800) 368-2746
         (301) 951-4850

TDD for the Hearing- Impaired
         (800) 541-1524

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Prospectus of Calvert Municipal Fund (the "Fund"), dated April 30, 1999, which may be obtained free of charge by writing or calling the Fund.

         The audited financial statements included in the Annual Report to Shareholders dated December 31, 1998, are expressly incorporated by reference and made a part of this Statement of Additional Information. Copies of this Report may be obtained free of charge by writing or calling the Fund.

INVESTMENT POLICIES AND RISKS

         Calvert National Municipal Intermediate Fund ("National") invests primarily in a nondiversified portfolio of municipal obligations, including some with interest that may be subject to alternative minimum tax. The average dollar-weighted maturity of investments is between 3 and 10 years. Fixed rate investments normally have remaining maturities of 12 years or less; variable rate investments may have longer maturities. A complete explanation of municipal obligations and municipal bond and note ratings appears in the Appendix.
         Calvert California Municipal Intermediate Fund ("California") invests primarily in a nondiversified portfolio of municipal obligations, including some with interest that may be subject to alternative minimum tax. Fixed rate investments normally have remaining maturities of 12 years or less; variable rate investments may have longer maturities. A complete explanation of municipal obligations and municipal bond and note ratings appears in the Appendix.
         Calvert Maryland and Virginia Municipal Intermediate Funds ("Maryland" and/or "Virginia") invest primarily in a nondiversified portfolio of municipal obligations, including some with interest that may be subject to alternative minimum tax. A complete explanation of municipal obligations and municipal bond and note ratings appears in the Appendix.
         Under normal market conditions, each Fund will attempt to invest at least 65% of its total assets in municipal obligations with interest that is exempt from federal and, for California, Maryland, and Virginia, specific state income tax, including those issued by or on behalf of the state for which the Fund is named and the state's political subdivisions. California, Maryland, and Virginia will also attempt to invest the remaining 35% of total assets in these obligations, but may invest assets in municipal obligations of other states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions. Dividends you receive from the Fund that are derived from interest on tax-exempt obligations of other states will be exempt from federal income tax, but will be subject to your state's income taxes. For National, to the extent the obligations are issued by your state of residence, you may also be exempt from certain state and local income taxes.

Variable Rate Demand Notes
         The Board of Directors of the Fund has approved investments in floating and variable rate demand notes upon the following conditions:
National, California, Maryland, and Virginia ("each Portfolio" or "the Portfolios") each have the right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Portfolios have the right to dispose of the notes at a price which approximates par and market value. Notes with a right of demand exceeding seven days are considered illiquid and are subject to purchase restrictions.

Municipal Leases
         Each Portfolio may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. Each Portfolio may purchase unrated leases. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to each Portfolio's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with each Portfolio's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by a Portfolio, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will
discontinue   appropriating  funding  for  the  leased  property  because  the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; and (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued it for purposes of calculating net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Portfolio's ability to dispose of the security.

Temporary Investments
         Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment-grade quality; and any of such items subject to short-term repurchase agreements.

When-Issued Purchases
         New issues of municipal obligations are offered on a when-issued basis; that is, delivery and payment for the securities normally take place 15 to 45 days after the date of the transaction. The payment obligation and the yield that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Portfolios will only make commitments to purchase these securities with the intention of actually acquiring them, but may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.
         Securities purchased on a when-issued basis and the securities held in a Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets may vary.
         When the time comes to pay for when-issued securities, a Portfolio will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax. When-issued securities do not earn income until they have in fact been issued.
         When a Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian. The segregated account equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

Derivatives
         The Portfolios can use various techniques to increase or decrease exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolios to adjust the risk and return characteristics of the Portfolios. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Transactions in Futures Contracts
         Each Portfolio may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging and substitution purposes only. Each Portfolio may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds the Portfolio intends to acquire. Each Portfolio also is authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of its securities.
         Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because each Portfolio will engage in the purchase and sale of financial futures contracts solely for hedging and substitution purposes, however, any losses incurred in connection therewith should, if the strategy is successful, be offset in whole or in part by increases in the value of securities held by a Portfolio or decreases in the price of securities a Portfolio intends to acquire.
         Municipal bond index futures contracts commenced trading in June 1985, and it is possible that trading in such futures contracts will be less liquid than that in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.
         The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. Each Portfolio will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.
         The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by each Portfolio within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by a Portfolio, or move in a direction opposite to that anticipated, a Portfolio may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of its securities. As a result, a Portfolio's total return for such period may be less than if it had not engaged in the hedging transaction.

Description of Financial Futures Contracts
         Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. Each Portfolio intends to close out any futures contracts prior to the delivery date of such contracts.
         Each Portfolio may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce each Portfolio's average yields as a result of the shortening of maturities.
         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to each Portfolio's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In
addition,   a  commission  is  paid  on  each  completed   purchase  and  sale
transaction.
         The sale of financial futures contracts provides an alternative means of hedging a Portfolio against declines in the value of its investments in municipal bonds. As such values decline, the value of a
Portfolio's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Portfolio's fixed income investments which are being hedged. While a Portfolio will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of a Portfolio to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to the Portfolio. Employing futures as a hedge may also permit each Portfolio to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.
         Each Portfolio may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.
         The municipal bond index underlying the futures contracts traded by each Portfolio is The Bond Buyer Municipal Bond Index, developed by The Bond Buyer and the Chicago Board of Trade ("CBT"), the contract market on which the futures contracts are traded. As currently structured, the index is comprised of 40 tax-exempt intermediate-term municipal revenue and general obligation bonds. Each bond included in the index must be rated either A- or higher by Standard & Poor's or A or higher by Moody's Investors Service and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues will be deleted from, the index. The value of the index is computed daily according to a formula based upon the price of each bond in the index, as evaluated by four dealer-to-dealers brokers.
         Each Portfolio may also purchase and sell futures contracts on U.S. Treasury bills, notes and bonds for the same types of hedging and substitution purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.
         The municipal bond index futures contract, futures contracts on U.S. Treasury securities and options on such futures contracts are traded on the CBT, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.
         Each Portfolio may also purchase financial futures contracts when not fully invested in municipal bonds, in anticipation of an increase in the cost of securities a Portfolio intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out. In a substantial majority of these transactions, a Portfolio will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by a Portfolio will be subject to certain restrictions, described below.
         Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.
         Each Portfolio may purchase options on futures contracts for the same types of purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, a Portfolio could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, a Portfolio could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. Each Portfolio generally will sell options on futures contracts only to close out an existing position.
         Each Portfolio will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of the Portfolio warrant such trading. To the extent that a Portfolio engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the Portfolio's hedging needs, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by the Portfolio.
         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in a Portfolio being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to. In particular, CFTC regulations require that all futures and option positions entered into by a Portfolio qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by a Portfolio and accrued profits on such positions. In addition, as a matter of operating policy, a Portfolio may not purchase or sell a futures contract or an option thereon if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing futures positions and premiums on such options would exceed 5% of its total assets, based on net premium payments.
         When a Portfolio purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.
         Risk Factors in Transactions in Futures Contracts. The particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by the Portfolio. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by the Portfolios. As a result, each Portfolio's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by the Portfolio.
         For example, where prices of securities in a Portfolio do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge the Portfolio's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of the
Portfolio's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by a Portfolio may be greater.
         The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.
         Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. Each Portfolio will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, a Portfolio could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if a Portfolio has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on a Portfolio's ability effectively to hedge its portfolio.
         When a Portfolio purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, a Portfolio may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.
         "Trading Limits" or "Position Limits" may also be imposed on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging a Portfolio's investments.
         Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
         In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

Credit Quality
         As an operating policy, each Portfolio may not invest more than 35% of its net assets in non-investment grade municipal obligations. As has been the industry practice, this determination of credit quality is made at the time a Portfolio acquires the obligation. However, because it is possible that subsequent downgrades could occur, if an obligation held by a Portfolio is later downgraded, the Advisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the shareholders to hold or to dispose of the obligation. Among the criteria that may be considered by the Advisor and the Board are the probability that the obligations will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the obligation has already been reflected in the Portfolio' net asset value, and the total percentage, if any, of obligations currently rated below investment-grade held by a Portfolio.
         Noninvestment-grade securities ("junk bonds") have moderate to poor protection of principal and interest payments and are predominately speculative. They involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
         The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of each Portfolio.

         (1) Each Portfolio may not make any investment inconsistent with its classification as a nondiversified investment company under the 1940 Act.
         (2) Each Portfolio may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).
         (3) Each Portfolio may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, a Portfolio may pledge, mortgage or hypothecate its assets.
         (4) Each Portfolio may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with a Portfolio's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
         (5) Each Portfolio may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
         (6) Each Portfolio may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with a Portfolio's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental Investment Restrictions
         The Board of Trustees/Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

         (1) Each Portfolio may not purchase common stocks, preferred stocks, warrants, or other equity securities.
         (2) Each Portfolio does not intend to make any purchases of securities if borrowing exceeds 5% of a portfolio's total assets.
         (3) Each Portfolio may not purchase illiquid securities if more than 15% of the value of net assets would be invested in such securities;
         (4) Each Portfolio may not sell securities short, purchase securities on margin, or write put and call options, except to the extent permitted under "Transactions in Futures Contracts" or elsewhere in the Prospectus or SAI. The Portfolios reserve the right to purchase securities with puts attached.
         (5) Each Portfolio may not purchase or sell a futures contract or an option thereon if immediately thereafter, the sum of the amount of initial margin deposits on futures and premiums on such options would exceed 5% of the Portfolio's total assets, based on net premium payments.
         (6) National and California each may not invest in puts or calls on a security, including straddles, spreads, or any combination, if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Portfolio, exceeds 5% of the Portfolio's total assets.

PURCHASES AND REDEMPTIONS OF SHARES

         Share certificates will be issued at no charge if requested in writing by the investor. No certificates will be issued for fractional shares (see Prospectus, "How to Sell Your Shares").
         To change redemption instructions already given, shareholders must send a written notice to Calvert Group, c/o NFDS, 330 W. 9th, Kansas City, MO 64105, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, and institutional investors.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
         Certain shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (see Prospectus, "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges").
         Redemption proceeds are normally paid in cash. However, each Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of a Portfolio, whichever is less.

Reduced Sales Charges
         Each Portfolio imposes reduced sales charges in certain situations in which the Principal Underwriter (which offers the Portfolio' shares continuously and on a "best efforts" basis) and the dealers selling each Portfolio's shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; for example, the per-dollar transaction cost for a sale to an investor of shares worth $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Portfolio imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing shareholders, enabling the Portfolio to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of the Portfolio' shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

DIVIDENDS AND DISTRIBUTIONS

         Each  Portfolio  declares  and  pays  monthly  dividends  of its  net income to shareholders of record as of the close of business on each designated monthly record date. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares. Dividends and any distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Portfolio invested in shares of any other Calvert Group Fund, at no additional charge.

                                 TAX MATTERS

         Each Portfolio intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason a Portfolio should fail to qualify, it would be taxed as a corporation at the Portfolio level, rather than passing through its income and gains to shareholders.
         Each Portfolio's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; however under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. Each Portfolio's dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations. If you held shares for six months or less, losses must be offset by the amount of exempt-interest dividends you received, and, to the extent of capital gain distributions you received, the loss amount not offset (disallowed) must be treated as long-term capital loss.
         A shareholder may also be subject to some state and local taxes on dividends and distributions. Each Portfolio will notify its shareholders annually about the tax status of dividends and distributions paid and the amount of dividends withheld, if any, during the previous year.
         The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of a Portfolio. "Substantial user" is generally defined as including a "nonexempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.
         Each Portfolio may be required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) a Portfolio is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, each Portfolio is required to report to the Internal Revenue Service the following information with respect to redemption transactions: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S.
possession, a foreign government, an international organization, or any political subdivision, agency, or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Nonresident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write for further information.

VALUATION OF SHARES

         Each Portfolio's assets are valued utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Fund's Advisor under the supervision of the Board of Directors.
         Valuations, market quotations and market equivalents are provided by Kenny S&P Evaluation Services, a subsidiary of McGraw-Hill. The use of Kenny as a pricing service by the Fund has been approved by the Board of Directors. Valuations provided by Kenny are determined without exclusive reliance on quoted prices and take into consideration appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
         Each Portfolio determines the net asset value for its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net Asset Value and Offering Price Per Share
         National
         Net asset value per share
         ($71,064,503/6,570,474 shares)                          $10.82
         Maximum sales charge
         (2.75% of offering price)                                 0.30
         Offering price per share                                $11.12

         California
         Net asset value per share
         ($36,963,400/3,442,156 shares)                          $10.74
         Maximum sales charge
         (2.75% of offering price)                                 0.30
         Offering price per share                                $11.04

         Maryland
         Net asset value per share
         ($12,164,979/2,335,912 shares)                           $5.21
         Maximum sales charge
         (2.75% of offering price)                                 0.14
         Offering price per share                                 $5.35

         Virginia
         Net asset value per share
         ($14,438,800/2,747,881 shares)                           $5.25
         Maximum sales charge
         (2.75% of offering price)                                 0.14
         Offering price per share                                 $5.39

CALCULATION OF YIELD AND TOTAL RETURN

         Each Portfolio may advertise its "total return." Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period, and period from inception of the Portfolio's offering of shares. Return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of the Portfolio's dividend yield, plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. Total return quotations reflect the deduction of the Portfolio's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load" which do not deduct the sales charge. Note: "Total Return" as quoted in the Financial Highlights section of the Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return is computed according to the following formula:

                               P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof, if applicable). Returns for the periods from inception through December 31, 1998 are as follows:

                           National                  National
                           With                      Without
                           Max. Load                 Max. Load

One Year                   2.52%                     5.46%
Five Year                  5.10%                     5.68%
From Inception             5.80%                     6.27%
(9/30/92)

                           California                California
                           With                      Without
                           Max. Load                 Max. Load

One Year                   2.61%                     5.51%
Five Year                  4.34%                     4.93%
From Inception             5.45%                     5.89%
(5/29/92)

                           Maryland                  Maryland
                           With                      Without
                           Max. Load                 Max. Load

One Year                   1.94%                     4.88%
Five Year                  4.65%                     5.23%
From Inception             4.79%                     5.34%
(9/30/93)

                           Virginia                  Virginia
                           With                      Without
                           Max. Load                 Max. Load

One Year                   1.94%                     4.88%
Five Year                  4.65%                     5.22%
From Inception             4.84%                     5.39%
(9/30/93)

         Each Portfolio may also advertise its "yield" and "taxable equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of investments based on the market value as of the last day of a given thirty-day or one-month period less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Yield is computed according to the following formula:

Yield = 2[(a-b/cd)+1)6 - 1]

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.
         The taxable equivalent yield is the yield an investor would be required to obtain from taxable investments to equal a Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The taxable equivalent yield is computed by taking the portion of the yield exempt from federal income taxes and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from federal income taxes. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.
         For the thirty-day period ended December 31, 1998, the yield and federal tax equivalent yields were as follows:

              December 31,       36% federal         39.6% federal
              1998               tax equivalent      tax equivalent
              yield              yield               yield

National      3.67%              5.73%               6.08%
California    3.56%              5.56%               5.89%
Virginia      3.39%              5.30%               5.61%
Maryland      3.46%              5.41%               5.73%

ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Portfolio is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Portfolio may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1998). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

DIRECTORS AND OFFICERS

         Each Portfolio's Board of Trustees/Directors supervises the Portfolio's activities and reviews its contracts with companies that provide it with services.
         RICHARD L. BAIRD, JR., Trustee/Director. Mr. Baird is Executive Vice President for the Family Health Council, Inc. in Pittsburgh,
Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc., Calvert New World Fund, Inc. and Calvert World Values Fund, Inc. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee/Director. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. He is also a director of Calvert Variable Series, Inc. DOB: 10/29/35. Address: 308 East Broad Street, Westfield, New Jersey 07091.
         FREDERICK T. BORTS, M.D., Trustee/Director. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49.
Address: 16 Iliahi Street, Honolulu, Hawaii, 96817.
         CHARLES E. DIEHL, Trustee/Director. Mr. Diehl is a self-employed consultant and is Vice President and Treasurer Emeritus of the George Washington University. He has retired from University Support Services, Inc. of Herndon, Virginia. Formerly, he was a Director of Acacia Mutual Life Insurance Company, and is currently a Director of Servus Financial Corporation. DOB: 10/13/22. Address: 1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee/Director. Dr. Feldman is managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America. DOB: 05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee/Director. Mr. Gavian is President of Corporate Finance of Washington, Inc. Formerly, he was a principal of Gavian De Vaux Associates, an investment banking firm. He is also a Chartered
Financial   Analyst  and  an  accredited  senior  business   appraiser.   DOB:
12/08/32. Address: 3005 Franklin Road North, Arlington, Virginia 22201.
         JOHN G. GUFFEY, JR., Trustee/Director. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a former director of the Community Bankers Mutual Fund of Denver, Colorado, a director of Ariel Funds, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund, Inc.
        Mr. Guffey has been advised that the Securities and Exchange Commission ("SEC") has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or the Calvert Group and ceased operations in September, 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings (1) that the Community Bankers Mutual Fund's prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund's portfolio and that Mr. Guffey, as a member of the fund's board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) that the price of the fund's shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the "Investment Company Act"); and (3) that the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey's continuing to serve as a Trustee or Director of mutual funds. DOB: 05/15/48. Address: 388 Calli Calina, Santa Fe, New Mexico 87501.
         *BARBARA J. KRUMSIEK, President and Trustee/Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Ms. Krumsiek is the President of each of the investment companies, except for Calvert Social Investment Fund, of which she is the Senior Vice President. Prior to joining Calvert Group, Ms. Krumsiek served as a Managing Director of Alliance Fund Distributors, Inc. DOB: 08/09/52.
         M. CHARITO KRUVANT, Trustee/Director. Ms. Kruvant is President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a Director of Calvert Variable Series, Inc., and Acacia Federal Savings Bank. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
         ARTHUR J. PUGH, Trustee/Director. Mr. Pugh is a Director of Calvert Variable Series, Inc., and serves as a director of Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         *DAVID R. ROCHAT, Senior Vice President and Trustee/Director. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. He is the Senior Vice President of First Variable Rate Fund, Calvert Tax-Free Reserves, Calvert Municipal Fund, Inc., Calvert Cash Reserves, and The Calvert Fund. DOB: 10/07/37. Address:
Box 93, Chelsea, Vermont 05038.
         *D. WAYNE SILBY, Esq., Trustee/Director. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund. Mr. Silby is Executive Chairman of Group Serve, Inc., an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address:
1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 01/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 10/21/56.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds and Secretary and provides counsel to the Calvert Social Investment Foundation. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 09/07/68.
         VICTOR FRYE, Esq., Assistant Secretary and Compliance Officer. Mr. Frye is Counsel and Compliance Officer of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Mr. Frye was Counsel and Manager of the Compliance Department at The Advisors Group. DOB: 10/15/58.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustee/Directors and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Trustee/Directors marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940. Directors and officers of the Fund as a group own less than 1% of each Portfolio's outstanding shares.
         Each of the above persons is a Trustee/Director or officer of other investment companies in the Calvert Group of Funds except Calvert Social Investment Fund, and Calvert World Values Fund, Inc., of which only Messrs. Baird, Guffey, and Silby and Ms. Krumsiek are among the trustees/directors; Calvert Variable Series, Inc., of which only Messrs. Blatz, Diehl, and Pugh and Mmes. Krumsiek and Kruvant are among the directors, and Calvert New World Fund, Inc., of which only and Ms. Krumsiek and Mr. Martini are among the directors.
         The Audit Committee of the Board of Directors is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh, and Ms. Kruvant. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, and Silby, and Ms. Krumsiek.
         During  fiscal  1998,   trustee/directors   of  the   Portfolios  not
affiliated with the Fund's Advisor were paid $8,377, $4,299, $1,578, and $1,796, from the National, California, Maryland, and Virginia Portfolios, respectively. Trustees/Directors of the Fund not affiliated with the Advisor currently receive an annual fee of $20,500 for service as a member of the Board of Trustees/Directors of the Calvert Group of Funds plus a fee of $750 to $1,500 for each Board and Committee meeting attended; such fees are allocated among the Funds on the basis of their net assets.
         Trustees/Directors not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert of Funds through the Trustees/Directors Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

Trustee/Director Compensation Table

Fiscal Year 1998      Aggregate         Pension or  Total Compensation
                      Compensation      Retirement   from Benefits
(unaudited numbers)   from Registrant   Accrued as   Registrant and Fund
                      for Service       part of      Complex paid to
                      as Director     of Registrant  Director **
                                        Expenses*

Name of Trustee/Director

Richard L. Baird, Jr. $1,496            $0                $39,550
Frank H. Blatz, Jr.   $1,327            $1,327            $42,100
Frederick T. Borts    $1,220            $0                $33,250
Charles E. Diehl      $1,327            $1,327            $41,500
Douglas E. Feldman    $1,327            $0                $36,250
Peter W. Gavian       $1,326            $663              $36,250
John G. Guffey, Jr.   $1,272            $0                $62,665
M. Charito Kruvant    $1,328            $532              $36,250
Arthur J. Pugh        $1,327            $0                $41,500
D. Wayne Silby        $1,274            $0                $67,780

*Messrs. Blatz, Diehl, Gavian and Pugh and Ms. Kruvant have chosen to defer a portion of their compensation. As of December 31, 1998, total deferred compensation, including dividends and capital appreciation, was $644,247.37, $672,374.09, $172,445.85, $216,322.53, and $23,295.55, for each
Trustee/Director, respectively.
**The Fund Complex consists of nine (9) registered investment companies.

INVESTMENT ADVISOR

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a controlled subsidiary of Ameritas Acacia Mutual Holding Company of Lincoln, Nebraska.
         The Advisory Contract between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the directors of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the directors of the Fund who are not parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Directors. For its services, the Advisor receives an annual fee of 0.60% of the first $500 million of each Portfolio's average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all assets over $1 billion.
         The advisory fee is payable  monthly.  The Advisor reserves the right
(i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services. During fiscal years 1996, 1997, and 1998, the Portfolios paid advisory fees as shown:

                  1996              1997             1998
National          $275,574          $285,023         $396,802
California        $217,159          $204,019         $205,130
Maryland          $72,423           $70,899          $74,404
Virginia          $72,322           $79,695          $84,448

         The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all directors and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Fund pays other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

ADMINISTRATIVE SERVICES

         Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of each Portfolio's affairs. Such services include the preparation of corporate and regulatory reports and filings, and the oversight of portfolio accounting and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company is entitled to receive an annual fee of 0.10% of each Portfolio's average net assets for providing such services. The fees paid by each Portfolio to Calvert Administrative Services Company, Inc. for fiscal years 1996, 1997, and 1998 are shown below:

                  1996              1997             1998
National          $45,929           $47,504          $66,134
California        $36,193           $34,003          $34,188
Maryland          $12,071           $11,816          $12,401
Virginia          $12,054           $13,283          $14,075

METHOD OF DISTRIBUTION

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI"), 4550 Montgomery Avenue, Bethesda. Maryland 20814, whereby CDI, acting as principal underwriter, makes a continuous offering of each Portfolio's securities on a "best efforts" basis. Under the terms of the agreement, CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees. CDI receives all sales charges imposed on the Portfolios' shares and compensates broker-dealer firms for sales of such shares. CDI is entitled to receive a distribution fee pursuant to the Distribution Plan (see below). For fiscal years 1996, 1997, and 1998, CDI received aggregate sales charges (gross) and sales charges in excess of the dealer reallowance (net) as shown below:

                1996                  1997                1998
                Gross/Net             Gross/Net           Gross/Net
National      $45,813/$13,952       $40,981/$11,597     $49,679/$8,864
California    $50,884/$14,066       $49,851/$15,411    $37,645/$7,762
Maryland      $12,032/$4,214        $18,892/$7,100     $15,037/$6,053
Virginia      $20,776/$9,039        $20,163/$7,697     $12,662/($30)

         Pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), the Fund has adopted a Distribution Plan (the "Plan") which permit it to pay certain expenses associated with the distribution of its shares, based on each Portfolio's average daily net assets. Such expenses may not exceed, on an annual basis, 0.25% of the National and California Portfolios, and 0.15% for the Maryland and Virginia Portfolios. No
Distribution Plan expenses were paid by any of the Portfolios in fiscal 1996, 1997, and 1998.
         The Plan was approved by the Board of Trustees/Directors, including the Trustees/Directors who are not "interested persons" of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Trustees/Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees/Directors. In establishing the Plan, the Trustees/Directors considered various factors including the amount of the distribution fee. The Trustees/Directors determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.
         The Plan may be terminated by vote of a majority of the non-interested Trustees/Directors who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the Portfolio. Any change in the Plan that would materially increase the distribution cost to the Portfolio requires approval of the shareholders; otherwise, the Plan may be amended by the Trustees/Directors, including a majority of the non-interested Trustees/Directors as described above.
         The Plan will continue in effect for successive one-year terms, provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees/Directors who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees/Directors.
         Apart from the Plan, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
         Certain broker/dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Fund. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finders' fee payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

TRANSFER AND SHAREHOLDER SERVICING AGENT

         National Financial Data Services, Inc. ("NFDS"), 330 W. 9th Street, Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc. ("CSSI"), 4550 Montgomery Avenue, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. receive a fee based on the number of shareholder accounts and shareholder transactions, per Portfolio.

INDEPENDENT ACCOUNTANTS AND CUSTODIANS

         PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland 21201, has been selected by the Board of Directors to serve as independent accountants of the Fund for fiscal year 1999. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Portfolios' investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 acts as custodian of certain of cash assets. Neither custodian has any part in deciding the Portfolio investment policies or the choice of securities that are to be purchased or sold by each Portfolio.

PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Advisor under the direction and supervision of the Board of Trustees/Directors.
         Broker-dealers who execute portfolio transactions on behalf of each Portfolio are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of each Portfolio or who provide it with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses.
         While the Advisor selects brokers primarily on the basis of best execution, in some cases the Advisor may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These services are of the type described in Section 28(e) of the Securities Exchange Act of 1934 and may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services.
         If, in the judgment of the Advisor, the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.
         The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of each Portfolio. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of shares sold. The Advisor or its affiliate may compensate, at its expense, broker-dealers in consideration of their promotional and administrative services.
         The portfolio turnover is shown below for fiscal years 1997 and 1998:

                  1997         1998
National          29%          44%
California        48%          12%
Maryland          13%          24%
Virginia          8%           36%
GENERAL INFORMATION

         The Fund was organized as a corporation under the General Corporation Law of the State of Maryland on February 4, 1992. The Fund has four Portfolios: Calvert National Municipal Intermediate Fund, Calvert California Municipal Intermediate Fund, Calvert Maryland Municipal Intermediate Fund, and Calvert Virginia Municipal Intermediate Fund. Prior to March 1, 1994, Calvert National Municipal Intermediate Fund was known as Calvert Intermediate Municipal Fund.
         Each Portfolio will send its shareholders unaudited semi-annual and audited annual reports that will include the Portfolio's net asset value per share, portfolio securities, income and expenses, and other financial information.
         Each share of the Portfolio represents an equal proportionate interest in that Portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to the Portfolio as declared by the Board. Upon any liquidation of the Portfolio, shareholders are entitled to share pro rata in the net assets available for distribution.
         This Statement of Additional Information does not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

CONTROL PERSONS AND PRINCIPAL HOLDERS
OF SECURITIES

         As of April 20, 1999, the following shareholder(s) owned of record 5% or more of shares as shown below:

         Name and Address                            % of Ownership

National
         Robert Taishoff, Trustee                    7.14%
         L. Taishoff Flint Trust
         Annapolis, Maryland

         John Swanson                                8.93%
         McMurray, Pennsylvania

California
         Catalyst Productions                        13.43%
         Oakland, California

         National City Bank Kentucky                 7.31%
         Trustee Anchorage Trust
         Cleveland, Ohio

         James Bochnowski                            5.47%
         Atherton, California

                                   APPENDIX

Municipal Obligations
         Municipal   obligations  are  debt  obligations   issued  by  states,
cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.
         Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.
         Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
         Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings

Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
         MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
         MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
         MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
         MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.



                               LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:________________ (Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety
(90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, if the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer


Name of Investor(s)

By
     Authorized Signer


Address


Signature of Investor(s)


Date


Signature of Investor(s)


Date

PART C. OTHER INFORMATION


Item 23. Exhibits

         1. Underwriting Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed April 30, 1998, accession number 0000882671-98-000012.

         3.(i) Articles of Incorporation, (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992, and as amended, incorporated by reference to Registrant's Pre-Effective Amendment No. 3, May 21, 1992).

         3.(ii) By-Laws (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

         23. Opinion and Consent of Counsel as to Legality of Shares Being Registered, filed herewith.

         23A. Consent of Independent Accountants to use of report, filed herewith.

         99.B5.  Investment Advisory Contract, filed herewith.

         99.B7. Directors' Deferred Compensation Agreement (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

         99.B8.  Custodial Contract (incorporated by reference to
Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

         99.B9.a. Transfer Agency Contract and Shareholder Servicing Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed April 30, 1998, accession number 0000882671-98-000012.

         99.B9.b. Administrative Services Agreement (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

         99.B9.c. Multiple-class Plan pursuant to Investment Company Act of 1940 Rule 18f-3, incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed April 30, 1998, accession number
0000882671-98-000012.

         99.B15. Plan of Distribution for Class A Shares, incorporated by reference to Registrant's Post-Effective Amendment No. 13, April 30, 1996 accession number 0000882671-98-000010; for Class B and C Shares, incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed April 30, 1998, accession number 0000882671-98-000012.


Item 24. Persons Controlled By or Under Common Control With Registrant

         Not applicable.


Item 25. Indemnification

         Registrant's Bylaws, Exhibit 2 to this Registration Statement, provide that officers and directors will be indemnified by the Fund against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to a person who has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Articles of Incorporation also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.


Item 26. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity


Barbara J. Krumsiek        Calvert Variable Series, Inc.          Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Alliance Capital Mgmt. L.P.      Sr. Vice President
                           Mutual Fund Division                   Director
                           1345 Avenue of the Americas
                           New York, NY 10105
                           --------------

Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------

Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company                         and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------

Charles T. Nason           Ameritas Acacia Mutual Holding Co.     Officer
                           Acacia National Life Insurance         and
Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------

Robert-John H.             Acacia National Life Insurance         Officer
 Sands                     Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Ameritas Acacia Mutual Holding Co.     Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------

Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Katherine Stoner           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Victor Frye                Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           The Advisors Group, Inc.               Counsel
                           Broker-Dealer and                      and
                           Investment Advisor                     Manager
Compliance
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------

Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Steve Van Order            Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Matthew D. Gelfand         Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           Strategic Investment Management        Officer
                           Investment Advisor
                           1001 19th Street North
                           Arlington, Virginia 20009
                           ------------------
Andrea Hagans              Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Item 27. Principal Underwriters

         (a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Calvert Variable Series, Inc. (formerly named Acacia Capital Corporation).

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address           Underwriter                    Registrant

Barbara J. Krumsiek        Director and President         President and
Trustee

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Craig Cloyed               Senior Vice President          None

Karen Becker               Vice President, Operations     None

Steve Cohen                Vice President                 None

Geoffrey Ashton            Regional Vice President        None

Martin Brown               Regional Vice President        None

Bill Hairgrove             Regional Vice President        None

Janet Haley                Regional Vice President        None

Steve Himber               Regional Vice President        None

Ben Ogbogu                 Regional Vice President        None

Tom Stanton                Regional Vice President        None

Christine Teske            Regional Vice President        None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Katherine Stoner           Assistant Secretary            Assistant Secretary

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

Victor Frye                Assistant Secretary            Assistant Secretary
                           & Compliance Officer           & Compliance Ofcr.

         (c)      Inapplicable.


Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 27th day of April, 1999.


CALVERT MUNICIPAL FUND, INC.

By:
_______________**__________________
Barbara J. Krumsiek
President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                           Title                     Date


__________**____________            President and             4/27/99
Barbara J. Krumsiek                 Trustee (Principal Executive Officer)


__________**____________            Principal Accounting      4/27/99
Ronald M. Wolfsheimer               Officer


__________**____________            Trustee                   4/27/99
Richard L. Baird, Jr.


__________**____________            Trustee                   4/27/99
Frank H. Blatz, Jr., Esq.


__________**____________            Trustee                   4/27/99
Frederick T. Borts, M.D.


__________**____________            Trustee                   4/27/99
Charles E. Diehl


__________**____________            Trustee                   4/27/99
Douglas E. Feldman


__________**____________            Trustee                   4/27/99
Peter W. Gavian


__________**____________            Trustee                   4/27/99
John G. Guffey, Jr.


__________**____________            Trustee                   4/27/99
M. Charito Kruvant


__________**____________            Trustee                   4/27/99
Arthur J. Pugh


__________**____________            Trustee                   4/27/99
David R. Rochat


__________**____________            Trustee                   4/27/99
D. Wayne Silby


**By Katherine Stoner as Attorney-in-fact, pursuant to Power of Attorney Forms on file.

EXHIBIT INDEX

Form N-1A
Item No.

Ex-23 Form of Opinion and Consent of Counsel

Ex-23a Auditors' Consent to file

Ex-24 Power of Attorney

Ex-27 Financial Data Schedules (4)

Ex-99.B5.  Investment Advisory Agreement